STOCKHOLDERS' DEFICIENCY (Weighted Average Af Fair Value And The Significant Assumptions Used In Applying The Black-Scholes model) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted average of fair value for options granted	$ 0.36	$ 0.27
Weighted average assumptions used:
Expected dividend yield	0.00%	0.00%
Expected volatility	85.00%	81.50%
Risk-free interest rate	0.70%	1.90%
Expected life (in years)	2 years 3 months 18 days	5 years